Total
INVESCO Global Core Equity Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - INVESCO Global Core Equity Fund	Class A		Class C	Class R	Class Y	CLASS R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - INVESCO Global Core Equity Fund		Class A	Class C	Class R	Class Y	CLASS R5	Class R6
Management Fees		0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none	none
Other Expenses		0.23%	0.23%	0.23%	0.23%	0.17%	0.10%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.27%	2.02%	1.52%	1.02%	0.96%	0.89%
Fee Waiver and/or Expense Reimbursement	[1]	0.04%	0.04%	0.04%	0.04%	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.23%	1.98%	1.48%	0.98%	0.96%	0.89%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.22%, 1.97%, 1.47%, 0.97%, 0.97% and 0.97%, respectively, of the Fund's average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - INVESCO Global Core Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	668	927	1,205	1,996
Class C	301	630	1,084	2,152
Class R	151	476	825	1,809
Class Y	100	321	559	1,244
CLASS R5	98	306	531	1,178
Class R6	91	284	493	1,096

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - INVESCO Global Core Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	668	927	1,205	1,996
Class C	201	630	1,084	2,152
Class R	151	476	825	1,809
Class Y	100	321	559	1,244
CLASS R5	98	306	531	1,178
Class R6	91	284	493	1,096

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, and in derivatives and other instruments, including depositary receipts, that have economic characteristics similar to such securities.
The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments may also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S., and at least 40%, unless market conditions are not deemed favorable, in which case at least 30%, of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts and options.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use options to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund may invest in the securities of issuers of all capitalization sizes, and a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
In selecting investments for the Fund, the portfolio manager applies a rigorous bottom-up fundamental investment approach to analyze the quality and value of individual companies. There is no attempt to mirror the composition of the Fund’s benchmark index.
The portfolio manager looks for companies that (i) possess sustainable competitive advantages that provide opportunities for long-term growth; (ii) have management teams that are strong capital allocators and efficient operators; and (iii) are believed to be attractively priced in relation to their intrinsic value.
As part of a comprehensive assessment of a company’s intrinsic value, the portfolio management team uses a variety of valuation methods and will typically review a company’s financial information, competitive position and its future prospects. The team may also meet with the company’s management and take into account general industry and economic trends. The team will then compare the intrinsic value that it has placed on the company against its current market price and will consider investing where the market price is sufficiently lower than the determined intrinsic value.
The portfolio management team will typically sell a security under the following conditions: (a) where the price of the security increases to a level that it considers to be at or near its intrinsic value, (b) where there are more attractive opportunities, or (c) where the original investment thesis for a company is no longer valid.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio manager may also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understand an issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio manager's assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio manager may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio manager may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based/style-specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	21.37%
Worst Quarter	March 31, 2020	-25.61%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - INVESCO Global Core Equity Fund	1 Year	5 Years	10 Years		Inception Date
Class A	(26.47%)	0.30%	4.80%		Dec. 29, 2000
Class C	(23.55%)	0.70%	4.76%		Dec. 29, 2000
Class R	(22.45%)	1.19%	5.13%		May 23, 2011
Class Y	(21.99%)	1.71%	5.66%		Oct. 03, 2008
CLASS R5	(22.02%)	1.71%	5.70%		Oct. 25, 2005
Class R6	(21.99%)	1.77%	5.58%	[1]	Apr. 04, 2017
After Taxes on Distributions | Class A	(27.05%)	(1.56%)	3.30%
After Taxes on Distributions and Sale of Fund Shares | Class A	(15.30%)	0.07%	3.63%
MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	(18.14%)	6.14%	8.85%
Lipper Global Large-Cap Core Funds Index	(16.48%)	5.67%	8.35%
[1]	Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.